Net Revenues - Movement in Discounts and Other Reductions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement in Chargebacks
Balance at beginning of year	€ 90,488	€ 75,175	€ 105,890
Current estimate related to sales made in current and prior year	1,247,153	1,119,540	923,023
(Actual returns or credits in current period related to sales made in current period)	(1,033,053)	(1,104,493)	(957,695)
(Actual returns or credits in current period related to sales made in prior periods)	(97,504)	275
Translation differences	(16,215)	(9)	3,957
Balance at end of year	190,869	90,488	75,175
Movement in Cash discounts
Balance at beginning of year	5,897	6,441	5,114
Current estimate related to sales made in current and prior year	68,912	70,340	62,518
(Actual returns or credits in current period related to sales made in current period)	(61,387)	(64,523)	(56,568)
(Actual returns or credits in current period related to sales made in prior periods)	(6,030)	(6,385)	(4,909)
Translation differences	(597)	24	286
Balance at end of year	6,795	5,897	6,441
Movement in Volume rebates
Balance at beginning of year	28,705	24,797	17,991
Current estimate related to sales made in current and prior year	57,858	56,426	46,922
(Actual returns or credits in current period related to sales made in current period)	(27,798)	(28,014)	(24,648)
(Actual returns or credits in current period related to sales made in prior periods)	(26,481)	(25,050)	(16,384)
Translation differences	(2,614)	546	916
Balance at end of year	29,670	28,705	24,797
Movement in Medicare / Medicaid
Balance at beginning of year	18,911	22,941	16,204
Current estimate related to sales made in current and prior year	61,089	50,442	40,343
(Actual returns or credits in current period related to sales made in current period)	(34,564)	(34,486)	(21,324)
(Actual returns or credits in current period related to sales made in prior periods)	(14,526)	(20,375)	(13,232)
Translation differences	(2,459)	389	950
Balance at end of year	28,451	18,911	22,941
Movement in Other discounts
Balance at beginning of year	15,071	8,837	10,143
Current estimate related to sales made in current and prior year	30,955	34,323	28,727
(Actual returns or credits in current period related to sales made in current period)	(30,509)	(22,490)	(26,493)
(Actual returns or credits in current period related to sales made in prior periods)	(3,615)	(5,652)	(3,781)
Translation differences	(139)	53	241
Balance at end of year	11,763	15,071	8,837
Total movement in discounts and other reductions
Balance at beginning of year	159,072	138,191	155,342
Current estimate related to sales made in current and prior year	1,465,966	1,331,071	1,101,533
(Actual returns or credits in current period related to sales made in current period)	(1,187,311)	(1,254,006)	(1,086,728)
(Actual returns or credits in current period related to sales made in prior periods)	(148,156)	(57,187)	(38,306)
Translation differences	(22,023)	1,003	6,350
Balance at end of year	€ 267,548	€ 159,072	€ 138,191